Other reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income/(loss) attributable to Shell plc shareholders		$ 2,908	$ 8,958	$ 20,635	$ 11,866	$ 30,342
Repurchases of shares	[1]				(8,054)	(8,544)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			21,132		21,132	18,909
Other comprehensive income/(loss) attributable to Shell plc shareholders					24	5,186
Transfer from other comprehensive income					(121)	13
Repurchases of shares	[1],[2]				22	27
Share-based compensation					(203)	(137)
Ending balance		20,854		23,998	20,854	23,998
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			37,298		37,298	37,298
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		37,298		37,298	37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			154		154	154
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		154		154	154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			196		196	139
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					22	27
Share-based compensation					0	0
Ending balance		220		168	220	168
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			1,140		1,140	964
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					(203)	(137)
Ending balance		936		827	936	827
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			$ (17,656)		(17,656)	(19,646)
Other comprehensive income/(loss) attributable to Shell plc shareholders					24	5,186
Transfer from other comprehensive income					(121)	13
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		$ (17,752)		$ (14,447)	$ (17,752)	$ (14,447)

[1]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the quarter.
[2]	See Note 5 “Other reserves”.